                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2002

Check here if Amendment  [ ]; Amendment Number:
         This Amendment (Check only one):  [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Alleghany Corporation
Address:          375 Park Avenue
                  New York, NY  10152

Form 13F File Number:  28-1590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter R. Sismondo
Title:            Vice President, Controller, Treasurer and Assistant Secretary
Phone:            212-752-1356

Signature, Place, and Date of Signing:

   /s/Peter R. Sismondo          New York, NY              August 13, 2002
--------------------------------------------------------------------------
       [Signature]               [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         55
Form 13F Information Table Value Total:   $583,361
                                          (thousands)

List of Other Included Managers:  None
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SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 06/30/2002


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       COLUMN 1 & 2                       COLUMN 3        COLUMN 4         COLUMN 5
----------------------------------------------------------------------------------------------

NAME OF ISSUER AND TITLE OF CLASS          CUSIP          MARKET       SHRS OR     SH/   PUT/
                                                          VALUE        PRIN AMT    PRN   CALL
                                                         (X 1000)

                                                                                              >
ACE LTD                                    G0070K103        1,849        58,500     SH
ALLIANT ENERGY CORP                        018802100        3,568       138,850     SH
AMLI RESIDENTIAL PPTYS TR                  001735109        1,872        72,000     SH
ALLMERICA FINL CORP                        019754100          924        20,000     SH
AMEREN CORP                                023608102        4,301       100,000     SH
AMERUS GROUP CO                            03072M108        2,622        70,670     SH
AON CORP                                   037389103          501        16,981     SH
APARTMENT INVT & MGMT CO                   03748R101          984        20,000     SH
ARCH COAL INC                              039380100       20,439       900,000     SH
ARCHSTONE-SMITH TR                         039583109        2,923       109,473     SH
ASSOCIATED BANC CORP                       045487105        1,443        38,264     SH
AVALONBAY CMNTYS INC                       053484101        1,680        35,964     SH
BALDWIN & LYONS INC CLASS B                057755209          554        24,260     SH
BANK ONE CORP                              06423A103          722        18,775     SH
BARRICK GOLD CORP                          067901108        1,006        53,000     SH
BERKSHIRE HATHAWAY INC DEL CLASS B         084670207        2,527         1,131     SH
BOSTON PROPERTIES INC                      101121101          919        23,000     SH
BURLINGTON NORTHN SANTA FE                 12189T104      480,000    16,000,000     SH
CHARTER ONE FINL INC                       160903100          983        28,578     SH
CHUBB CORP                                 171232101          566         8,000     SH
CINERGY CORP                               172474108        3,599       100,000     SH
CITIGROUP INC                              172967101          400        10,333     SH
CITIZENS COMMUNICATIONS CO                 17453B101          468        55,980     SH
COMMERCE GROUP INC MASS                    200641108          791        20,000     SH
DEUTSCHE BANK AG NAMEN                     D18190898          695        10,000     SH
DQE INC                                    23329J104        1,400       100,000     SH
EQUITY OFFICE PROPERTIES TRU               294741103        2,001        66,492     SH
EQUITY RESIDENTIAL PPTYS TR                29476L107        2,131        74,110     SH
FIFTH THIRD BANCORP                        316773100          557         8,362     SH
FIRST FED CAP CORP                         319960100        3,578       161,884     SH
GREAT PLAINS ENERGY INC                    391164100        2,035       100,000     SH
HARLEYSVILLE GROUP INC                     412824104        2,284        82,400     SH
HERCULES INC                               427056106        1,160       100,000     SH
INTEL CORP                                 458140100          740        40,500     SH
INTERNATIONAL BUSINESS MACHS               459200101          936        13,000     SH
IPC HLDGS LTD                              G4933P101        1,043        34,150     SH
KOHLS CORP                                 500255104          645         9,200     SH
LONGVIEW FIBRE CO                          543213102        6,594       700,000     SH
MARSHALL & ILSLEY CORP                     571834100          619        20,000     SH
MELLON FINL  CORP                          58551A108          629        20,000     SH
MERCHANTS GROUP INC                        588539106          543        22,300     SH
MERCURY GENL CORP NEW                      589400100        1,004        20,700     SH
METLIFE INC                                59156R108          527        18,300     SH
OHIO CAS CORP                              677240103        1,835        87,800     SH
PHILIP MORRIS COS INC                      718154107        1,092        25,000     SH
PROGRESSIVE CORP OHIO                      743315103        2,256        39,000     SH
PROTECTIVE LIFE CORP                       743674103          993        30,000     SH
RLI CORP                                   749607107          731        14,343     SH
ROUSE CO PFD CONV SER B                    779273309          136         2,900     SH
SAFECO CORP                                786429100        3,089       100,000     SH
SCHWAB CHARLES CORP NEW                    808513105          599        53,500     SH
TECO ENERGY INC                            872375100        2,475       100,000     SH
UNITED FIRE & CAS CORP                     910331107        2,859        75,684     SH
XL CAPL LTD                                G98255105        1,428        16,854     SH
WELLS FARGO & CO NEW                       949746101        1,106        22,094     SH

GRAND TOTAL                                               583,361    20,092,332



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       COLUMN 1 & 2                          COLUMN 6        COLUMN 7      COLUMN 8
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                                           INVESTMENT                       VOTING
NAME OF ISSUER AND TITLE OF CLASS           DISCRETION       MANAGER      AUTHORITY
                                        SOLE  SHRD  OTHER              SOLE   SHRD  NONE
                                         (A)  (B)    (C)               (A)    (B)    (C)

ACE LTD                                        X                          X
ALLIANT ENERGY CORP                            X                          X
AMLI RESIDENTIAL PPTYS TR                      X                          X
ALLMERICA FINL CORP                            X                          X
AMEREN CORP                                    X                          X
AMERUS GROUP CO                                X                          X
AON CORP                                       X                          X
APARTMENT INVT & MGMT CO                       X                          X
ARCH COAL INC                                  X                          X
ARCHSTONE-SMITH TR                             X                          X
ASSOCIATED BANC CORP                           X                          X
AVALONBAY CMNTYS INC                           X                          X
BALDWIN & LYONS INC CLASS B                    X                          X
BANK ONE CORP                                  X                          X
BARRICK GOLD CORP                        X                                X
BERKSHIRE HATHAWAY INC DEL CLASS B             X                          X
BOSTON PROPERTIES INC                          X                          X
BURLINGTON NORTHN SANTA FE                     X                          X
CHARTER ONE FINL INC                           X                          X
CHUBB CORP                                     X                          X
CINERGY CORP                                   X                          X
CITIGROUP INC                                  X                          X
CITIZENS COMMUNICATIONS CO                     X                          X
COMMERCE GROUP INC MASS                        X                          X
DEUTSCHE BANK AG NAMEN                         X                          X
DQE INC                                        X                          X
EQUITY OFFICE PROPERTIES TRU                   X                          X
EQUITY RESIDENTIAL PPTYS TR                    X                          X
FIFTH THIRD BANCORP                            X                          X
FIRST FED CAP CORP                             X                          X
GREAT PLAINS ENERGY INC                        X                          X
HARLEYSVILLE GROUP INC                         X                          X
HERCULES INC                             X                                X
INTEL CORP                                     X                          X
INTERNATIONAL BUSINESS MACHS                   X                          X
IPC HLDGS LTD                                  X                          X
KOHLS CORP                                     X                          X
LONGVIEW FIBRE CO                              X                          X
MARSHALL & ILSLEY CORP                         X                          X
MELLON FINL  CORP                              X                          X
MERCHANTS GROUP INC                            X                          X
MERCURY GENL CORP NEW                          X                          X
METLIFE INC                                    X                          X
OHIO CAS CORP                                  X                          X
PHILIP MORRIS COS INC                          X                          X
PROGRESSIVE CORP OHIO                          X                          X
PROTECTIVE LIFE CORP                           X                          X
RLI CORP                                       X                          X
ROUSE CO PFD CONV SER B                        X                          X
SAFECO CORP                                    X                          X
SCHWAB CHARLES CORP NEW                        X                          X
TECO ENERGY INC                                X                          X
UNITED FIRE & CAS CORP                         X                          X
XL CAPL LTD                                    X                          X
WELLS FARGO & CO NEW                           X                          X

GRAND TOTAL